Warrant Transaction Agreement - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 01, 2020	Aug. 31, 2020
Warrant Transaction Agreement [Abstract]
Class of warrant or right, number of securities called by warrants or rights	8,301,202
Warrant amortization	$ 500	$ 40
Percent of warrant shares will vest and be immediately exercisable				6.50%
Class of warrant or right, exercise price of warrants or rights	$ 1.38
Fair value of the warrant shares	$ 8,700
Fair value of warrants vested			$ 600